Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of operating lease costs
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$233	$438	$865	$1,129
Short-term lease cost	29	382	50	1,147
Variable lease cost	36	81	58	235
Total operating lease costs	$298	$901	$973	$2,511

	2020	2019
Operating lease cost	$1,411	$1,367
Short-term lease cost	1,611	71
Variable lease cost	334	788
Total operating lease costs	$3,356	$2,226

Schedule of presents information about leases
	September 30, 2021	December 31, 2020
Operating lease right-of-use assets	$1,342	$2,008
Operating lease liabilities, current	$670	$779
Operating lease liabilities, noncurrent	$834	$1,256

	2020	2019
Operating lease right-of-use assets	$2,008	$3,064
Operating lease liabilities, current	$779	$973
Operating lease liabilities, noncurrent	$1,256	$1,955

Schedule of maturities of operating lease liabilities
For the years ending:
Remaining 2021	$212
2022	571
2023	304
2024	236
2025	236
Thereafter	60
Total future minimum lease payments	1,619
Less: Imputed interest	(115)
Total	$1,504

For the years ending:
2021	$988
2022	600
2023	305
2024	232
2025	232
Thereafter	1
Total future minimum lease payments	2,358
Less: Imputed interest	(323)
Total	$2,035